Financial Instruments Risk - Market Risk Narrative (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 CAD ($)	Jun. 30, 2021 USD ($)	Jun. 01, 2021 CAD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 CAD ($)	Jan. 24, 2019 CAD ($)	Jan. 24, 2019 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate fair value, warrants outstanding	$ 88,860,000	$ 0	$ 71,684		$ 0
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in variable	10.00%		10.00%
Change in risk variable, impact on net loss	$ 40,000,000.0	41,800,000
Change in risk variable, impact on comprehensive loss	$ 4,700,000	2,600,000
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in variable	0.10%		0.10%
Change in risk variable, impact on net loss	$ 400,000	500,000
Change in risk variable, impact on comprehensive loss	$ 400,000	500,000
Price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in variable	10.00%		10.00%
Change in risk variable, impact on net loss	$ 15,200,000	6,100,000
Change in risk variable, impact on comprehensive loss	15,200,000	6,100,000
Warrants | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate fair value, warrants outstanding			$ 71,700
Convertible debenture, January 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount							$ 460,600,000	$ 345,000
Convertible debenture, January 2019 | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount			$ 345,000
Facility B
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings				$ 88,700,000
Facility B | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	88,700,000	117,500,000
Term loan credit facilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 0	$ 113,921,000				$ 139,900,000